INCOME TAX - Uncertainties in open tax positions (Details) - Tax contingent liability - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income tax [Line Items]
Tax uncertainty liability	$ 107,166	$ 121,832	$ 94,692	$ 104,156
Banco de Bogota S.A.
Disclosure of income tax [Line Items]
Tax uncertainty liability	99,808	113,345
Banco de Occidente S.A.
Disclosure of income tax [Line Items]
Tax uncertainty liability	$ 7,358	6,095
Corporacion Financiera Colombiana S.A.
Disclosure of income tax [Line Items]
Tax uncertainty liability		$ 2,392